Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 602,028
2021	117,513
2022	351,227
2023	97,478
2024	215,743
Thereafter	2,547,916
Total, including adjustment	$ 3,931,905